UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Multimarket

Income Trust

SEMIANNUAL REPORT

April 30, 2012

MMT-SEM

MFS® MULTIMARKET INCOME TRUST

New York Stock Exchange Symbol: MMT

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where elections in the 17-country region reflected a level of voter unwillingness to accept the austerity measures enacted in the midst of an economic slowdown. Volatility is likely to continue as investors watch how this voter backlash plays out in Europe and in other countries attempting to resolve budget issues.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. As in Europe, voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS®, our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Risk management is always foremost in our minds. Our research platform enables our analysts to uncover attractive global opportunities across asset classes. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so that the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

June 18, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Yield Corporates	56.9%
Emerging Markets Bonds	24.4%
High Grade Corporates	13.5%
Non-U.S. Government Bonds	6.3%
Commercial Mortgage-Backed Securities	3.7%
Mortgage-Backed Securities	1.3%
Collateralized Debt Obligations	0.6%
Asset-Backed Securities	0.4%
Floating Rate Loans	0.2%
U.S. Treasury Securities	(8.6)%

Composition including fixed income credit quality (a)(i)
AAA	3.9%
AA	2.8%
A	7.0%
BBB	24.9%
BB	26.6%
B	30.9%
CCC	8.7%
CC	0.2%
C	0.4%
D	0.2%
U.S. Government	2.5%
Federal Agencies	1.3%
Not Rated	(10.7)%
Non-Fixed Income	0.7%
Cash & Other	0.6%

Portfolio facts (i)
Average Duration (d)	5.2
Average Effective Maturity (m)	8.4 yrs.

Issuer country weightings (i)(x)
United States	59.2%
Mexico	3.4%
Brazil	3.4%
Russia	2.9%
United Kingdom	2.8%
Indonesia	2.4%
Canada	1.9%
Japan	1.7%
France	1.4%
Other Countries	20.9%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 4/30/12.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Richard Hawkins	—	Investment Officer of MFS; employed in the investment management area of MFS since 1988. Portfolio Manager of the Fund since April 2006.

William Adams	—	Investment Officer of MFS; employed in the investment management area of MFS since 2009. Portfolio Manager of the Fund since May 2011.

David Cole	—	Investment Officer of MFS; employed in the investment management area of MFS since 2004. Portfolio Manager of the Fund since October 2006.

Matthew Ryan	—	Investment Officer of MFS; employed in the investment management area of MFS since 1997. Portfolio Manager of the Fund since September 2004.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that distributions are in excess of the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

4/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 107.8%
Issuer	Shares/Par		Value ($)

Aerospace - 1.0%
BE Aerospace, Inc., 8.5%, 2018		$1,135,000	$1,256,957
Bombardier, Inc., 7.5%, 2018 (n)		1,285,000	1,423,138
Bombardier, Inc., 7.75%, 2020 (n)		485,000	541,988
CPI International, Inc., 8%, 2018		985,000	868,031
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	329,000	283,073
Huntington Ingalls Industries, Inc., 7.125%, 2021		$990,000	1,048,163
Kratos Defense & Security Solutions, Inc., 10%, 2017		325,000	349,375

			$5,770,725
Airlines - 0.0%
Continental Airlines, Inc., 7.25%, 2021		$180,737	$201,522

Apparel Manufacturers - 0.5%
Hanesbrands, Inc., 8%, 2016		$420,000	$462,525
Hanesbrands, Inc., 6.375%, 2020		505,000	521,413
Jones Group, Inc., 6.875%, 2019		590,000	574,513
Levi Strauss & Co., 6.875%, 2022 (z)		180,000	184,050
Phillips-Van Heusen Corp., 7.375%, 2020		1,185,000	1,309,425

			$3,051,926
Asset-Backed & Securitized - 4.6%
Banc of America Commercial Mortgage, Inc., FRN, 5.916%, 2051		$2,000,000	$2,290,982
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041		564,570	560,304
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.838%, 2040 (z)		2,718,153	1,518,146
Citigroup Commercial Mortgage Trust, FRN, 5.885%, 2049		390,311	111,705
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049		1,160,000	1,096,300
Crest Ltd., CDO, 7%, 2040 (a)(p)		2,297,764	114,888
Falcon Franchise Loan LLC, FRN, 5.087%, 2025 (i)(z)		2,024,791	262,818
First Union National Bank Commercial Mortgage Trust, FRN, 1.801%, 2043 (i)(z)		881,265	1,359
First Union-Lehman Brothers Bank of America, FRN, 0.605%, 2035 (i)		14,146,749	200,474
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		1,810,822	1,756,497
GMAC LLC, FRN, 6.02%, 2033 (z)		1,033,297	1,070,530
GMAC LLC, FRN, 7.997%, 2034 (d)(n)(q)		1,853,000	1,461,207

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	$1,590,000	$1,789,731
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.002%, 2049	2,000,000	2,212,098
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.253%, 2051	270,000	110,117
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	1,590,000	1,780,566
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.064%, 2045	1,590,000	1,819,939
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.105%, 2030 (i)	3,224,972	45,582
Morgan Stanley Capital I, Inc., FRN, 1.34%, 2039 (i)(z)	6,535,026	147,038
Multi Security Asset Trust, “A3”, 5%, 2035 (z)	1,371,220	1,371,220
Prudential Securities Secured Financing Corp., FRN, 7.274%, 2013 (z)	2,581,000	2,574,542
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.097%, 2051	2,000,000	2,239,612
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042	1,375,626	1,521,188
Wachovia Bank Commercial Mortgage Trust, FRN, 5.873%, 2047	1,496,845	346,819
Wachovia Bank Commercial Mortgage Trust, FRN, 5.933%, 2047	229,557	46,302

		$26,449,964
Automotive - 2.7%
Accuride Corp., 9.5%, 2018	$1,200,000	$1,275,000
Allison Transmission, Inc., 7.125%, 2019 (n)	815,000	853,713
Automotores Gildemeister S.A., 8.25%, 2021 (n)	474,000	500,544
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 2021	715,000	740,025
Ford Motor Co., 7.45%, 2031	635,000	808,831
Ford Motor Credit Co. LLC, 8%, 2014	620,000	689,697
Ford Motor Credit Co. LLC, 12%, 2015	4,845,000	6,104,700
General Motors Financial Co., Inc., 6.75%, 2018	815,000	867,999
Goodyear Tire & Rubber Co., 7%, 2022	420,000	416,850
Hyundai Capital America, 4%, 2017 (n)	256,000	264,569
IDQ Holdings, Inc., 11.5%, 2017 (z)	405,000	425,250
Jaguar Land Rover PLC, 7.75%, 2018 (n)	200,000	208,500
Jaguar Land Rover PLC, 8.125%, 2021 (n)	1,595,000	1,666,775
Lear Corp., 8.125%, 2020	605,000	674,575
RCI Banque S.A., 4.6%, 2016 (n)	266,000	264,753

		$15,761,781
Basic Industry - 0.2%
Trimas Corp., 9.75%, 2017	$1,045,000	$1,159,950

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - 3.2%
Allbritton Communications Co., 8%, 2018	$790,000	$841,350
AMC Networks, Inc., 7.75%, 2021 (n)	644,000	719,670
Clear Channel Communications, Inc., 9%, 2021	806,000	729,430
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020 (n)	570,000	564,300
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020 (n)	55,000	53,488
Hughes Network Systems LLC, 7.625%, 2021	650,000	704,438
Inmarsat Finance PLC, 7.375%, 2017 (n)	835,000	897,625
Intelsat Bermuda Ltd., 11.25%, 2017	1,690,000	1,753,375
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	1,320,000	1,376,100
Intelsat Jackson Holdings Ltd., 11.25%, 2016	790,000	830,488
Liberty Media Corp., 8.5%, 2029	1,095,000	1,126,481
Liberty Media Corp., 8.25%, 2030	235,000	239,113
LIN Television Corp., 8.375%, 2018	280,000	290,500
Local TV Finance LLC, 9.25%, 2015 (p)(z)	1,130,561	1,164,478
Newport Television LLC, 13%, 2017 (n)(p)	446,031	465,545
Nexstar Broadcasting Group, Inc., 8.875%, 2017	410,000	437,675
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	570,000	635,550
Sinclair Broadcast Group, Inc., 8.375%, 2018	175,000	191,188
SIRIUS XM Radio, Inc., 13%, 2013 (n)	250,000	282,813
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	1,010,000	1,146,350
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	860,000	937,400
Townsquare Radio LLC, 9%, 2019 (z)	455,000	468,650
Univision Communications, Inc., 6.875%, 2019 (n)	1,035,000	1,046,644
Univision Communications, Inc., 7.875%, 2020 (n)	745,000	776,663
Univision Communications, Inc., 8.5%, 2021 (n)	685,000	676,438

		$18,355,752
Brokerage & Asset Managers - 0.4%
E*TRADE Financial Corp., 7.875%, 2015	$690,000	$704,663
E*TRADE Financial Corp., 12.5%, 2017	1,385,000	1,613,525

		$2,318,188
Building - 1.8%
Building Materials Holding Corp., 6.875%, 2018 (n)	$755,000	$792,750
Building Materials Holding Corp., 7%, 2020 (n)	470,000	501,725
Building Materials Holding Corp., 6.75%, 2021 (n)	455,000	473,769
CEMEX Finance LLC, 9.5%, 2016 (n)	1,341,000	1,320,885
CEMEX S.A.B. de C.V., 9%, 2018 (n)	337,000	315,095
CEMEX S.A.B. de C.V., FRN, 5.469%, 2015 (n)	552,000	492,660
HD Supply, Inc., 8.125%, 2019 (z)	360,000	386,550
Masonite International Corp., 8.25%, 2021 (n)	935,000	972,400
Nortek, Inc., 10%, 2018	325,000	342,875
Nortek, Inc., 8.5%, 2021	1,245,000	1,229,438

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Building - continued
Odebrecht Finance Ltd., 6%, 2023 (n)		$423,000	$446,265
Owens Corning, 9%, 2019		2,070,000	2,568,243
USG Corp., 7.875%, 2020 (z)		525,000	539,438

			$10,382,093
Business Services - 1.0%
Ceridian Corp., 12.25%, 2015 (p)		$845,000	$809,088
Fidelity National Information Services, Inc., 7.625%, 2017		415,000	455,463
Fidelity National Information Services, Inc., 5%, 2022 (n)		460,000	460,000
iGate Corp., 9%, 2016		1,492,000	1,618,820
Iron Mountain, Inc., 8.375%, 2021		1,115,000	1,215,350
SunGard Data Systems, Inc., 10.25%, 2015		560,000	580,300
SunGard Data Systems, Inc., 7.375%, 2018		470,000	501,725

			$5,640,746
Cable TV - 3.7%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$280,000	$285,600
CCH II LLC, 13.5%, 2016		1,410,000	1,593,300
CCO Holdings LLC, 7.875%, 2018		715,000	773,988
CCO Holdings LLC, 8.125%, 2020		1,360,000	1,523,200
Cequel Communications Holdings, 8.625%, 2017 (n)		575,000	621,000
CSC Holdings LLC, 8.5%, 2014		1,325,000	1,460,813
DIRECTV Holdings LLC, 5.2%, 2020		3,340,000	3,711,598
DISH DBS Corp., 6.75%, 2021		520,000	569,400
EchoStar Corp., 7.125%, 2016		825,000	913,688
Myriad International Holdings B.V., 6.375%, 2017 (n)		1,181,000	1,305,430
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	240,000	314,511
Time Warner Cable, Inc., 5%, 2020		$2,630,000	2,932,271
UPC Holding B.V., 9.875%, 2018 (n)		665,000	734,825
UPCB Finance III Ltd., 6.625%, 2020 (n)		1,294,000	1,313,410
Videotron Ltee, 5%, 2022 (n)		550,000	548,625
Virgin Media Finance PLC, 9.5%, 2016		282,000	315,840
Virgin Media Finance PLC, 8.375%, 2019		290,000	325,525
Virgin Media Finance PLC, 5.25%, 2022		1,015,000	1,015,000
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	680,000	969,875

			$21,227,899
Chemicals - 2.5%
Celanese U.S. Holdings LLC, 6.625%, 2018		$1,265,000	$1,359,875
Dow Chemical Co., 8.55%, 2019		1,500,000	1,989,011
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		1,515,000	1,586,963
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		280,000	266,700

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - continued
Huntsman International LLC, 8.625%, 2021	$1,320,000	$1,506,450
INEOS Finance PLC, 8.375%, 2019 (n)	645,000	691,763
INEOS Group Holdings PLC, 8.5%, 2016 (n)	855,000	835,763
LyondellBasell Industries N.V., 5%, 2019 (n)	440,000	454,300
LyondellBasell Industries N.V., 6%, 2021 (n)	1,210,000	1,306,800
Momentive Performance Materials, Inc., 12.5%, 2014	1,698,000	1,799,880
Momentive Performance Materials, Inc., 11.5%, 2016	789,000	652,898
Polypore International, Inc., 7.5%, 2017	1,285,000	1,349,250
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	568,000	618,954

		$14,418,607
Computer Software - 0.6%
Lawson Software, Inc., 11.5%, 2018 (n)	$1,185,000	$1,327,200
Lawson Software, Inc., 9.375%, 2019 (n)	85,000	88,825
Syniverse Holdings, Inc., 9.125%, 2019	1,215,000	1,347,131
TransUnion Holding Co., Inc., 9.625%, 2018 (n)	370,000	396,825
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018	190,000	225,625

		$3,385,606
Computer Software - Systems - 0.8%
Audatex North America, Inc., 6.75%, 2018 (z)	$15,000	$15,713
Audatex North America, Inc., 6.75%, 2018 (n)	630,000	659,925
CDW LLC/CDW Finance Corp., 12.535%, 2017	460,000	501,400
CDW LLC/CDW Finance Corp., 8.5%, 2019	1,245,000	1,332,150
CDW LLC/CDW Finance Corp., 8.5%, 2019 (n)	280,000	299,600
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	1,785,000	1,967,963

		$4,776,751
Conglomerates - 1.0%
Amsted Industries, Inc., 8.125%, 2018 (n)	$1,665,000	$1,789,875
Dynacast International LLC, 9.25%, 2019 (z)	755,000	792,750
Griffon Corp., 7.125%, 2018	1,415,000	1,476,906
Tomkins LLC/Tomkins, Inc., 9%, 2018	1,395,000	1,551,938

		$5,611,469
Construction - 0.1%
Corporacion Geo S.A. de C.V., 8.875%, 2022 (n)	$319,000	$323,785
Urbi Desarrollos Urbanos S.A.B. de C.V., 9.75%, 2022 (n)	363,000	377,520

		$701,305
Consumer Products - 0.6%
Easton-Bell Sports, Inc., 9.75%, 2016	$735,000	$813,094
Elizabeth Arden, Inc., 7.375%, 2021	870,000	954,825

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Products - continued
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020 (z)	$90,000	$92,700
Jarden Corp., 7.5%, 2020	970,000	1,057,300
Libbey Glass, Inc., 10%, 2015	666,000	710,123
Prestige Brands, Inc., 8.125%, 2020 (z)	105,000	114,713

		$3,742,755
Consumer Services - 0.8%
Realogy Corp., 11.5%, 2017	$860,000	$804,100
Service Corp. International, 6.75%, 2015	265,000	287,525
Service Corp. International, 7%, 2017	3,300,000	3,679,500

		$4,771,125
Containers - 1.1%
Ardagh Packaging Finance PLC, 9.125%, 2020 (z)	$670,000	$711,875
Ball Corp., 5%, 2022	583,000	593,203
Exopack Holding Corp., 10%, 2018	520,000	540,800
Greif, Inc., 6.75%, 2017	1,515,000	1,636,200
Reynolds Group, 7.75%, 2016 (n)	445,000	470,588
Reynolds Group, 7.125%, 2019 (n)	910,000	950,950
Reynolds Group, 9.875%, 2019 (n)	375,000	390,938
Reynolds Group, 8.5%, 2021 (n)	635,000	612,775
Sealed Air Corp., 8.125%, 2019 (n)	190,000	212,325
Sealed Air Corp., 8.375%, 2021 (n)	190,000	215,650

		$6,335,304
Defense Electronics - 0.4%
Ducommun, Inc., 9.75%, 2018	$1,017,000	$1,075,478
ManTech International Corp., 7.25%, 2018	745,000	795,288
MOOG, Inc., 7.25%, 2018	680,000	724,200

		$2,594,966
Electrical Equipment - 0.1%
Avaya, Inc., 9.75%, 2015	$360,000	$356,850

Electronics - 0.6%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$1,430,000	$1,567,638
Freescale Semiconductor, Inc., 8.05%, 2020	410,000	413,075
NXP B.V., 9.75%, 2018 (n)	107,000	122,248
Sensata Technologies B.V., 6.5%, 2019 (n)	1,545,000	1,610,663

		$3,713,624

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - 8.2%
Abu Dhabi National Energy Co. PJSC (TAQA), 5.875%, 2021 (n)	$320,000	$344,400
Banco del Estado de Chile, 4.125%, 2020 (n)	235,000	242,344
Banco del Estado de Chile, 3.875%, 2022 (n)	264,000	262,680
Banco do Brasil (Cayman Branch), FRN, 8.5%, 2049	738,000	846,117
Banco do Brasil S.A., 5.875%, 2022 (n)	1,771,000	1,841,840
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022 (n)	412,000	432,930
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	1,332,000	1,341,990
Banco do Nordeste do Brasil (BNB), 4.375%, 2019 (z)	878,000	876,683
Bank of Ceylon, 6.875%, 2017 (z)	216,000	218,175
BNDES Participacoes S.A., 6.5%, 2019 (n)	607,000	717,778
Centrais Eletricas Brasileiras S.A., 5.75%, 2021 (n)	1,548,000	1,683,450
CEZ A.S., 4.25%, 2022 (n)	1,463,000	1,456,446
CNOOC Finance (2012) Ltd., 3.875%, 2022 (z)	918,000	918,755
CNOOC Finance (2012) Ltd., 5%, 2042 (z)	214,000	218,738
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	1,242,000	1,335,560
CNPC General Capital Ltd., 3.95%, 2022 (z)	258,000	259,795
Comision Federal de Electricidad, 5.75%, 2042 (n)	1,546,000	1,569,190
Corporacion Financiera de Desarrollo S.A., 4.75%, 2022 (n)	346,000	360,705
Development Bank of Kazakhstan, 5.5%, 2015 (n)	881,000	940,468
Dolphin Energy Ltd., 5.5%, 2021 (n)	441,000	469,665
Ecopetrol S.A., 7.625%, 2019	821,000	1,030,766
Gaz Capital S.A., 9.25%, 2019	744,000	926,280
Gaz Capital S.A., 5.999%, 2021 (n)	1,941,000	2,067,941
KazMunaiGaz Finance B.V., 8.375%, 2013	539,000	570,661
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	713,000	888,576
Majapahit Holding B.V., 7.25%, 2017 (n)	1,469,000	1,674,660
Majapahit Holding B.V., 8%, 2019 (n)	1,197,000	1,430,415
Majapahit Holding B.V., 7.75%, 2020 (n)	1,045,000	1,238,325
Novatek Finance Ltd., 5.326%, 2016 (n)	295,000	307,366
OAO Gazprom, 6.212%, 2016	1,886,000	2,057,041
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (n)	584,000	574,510
Pemex Project Funding Master Trust, 5.75%, 2018	1,341,000	1,528,740
Pertamina PT, 5.25%, 2021 (n)	511,000	526,330
Pertamina PT, 4.875%, 2022 (z)	540,000	537,300
Pertamina PT, 6.5%, 2041 (n)	235,000	249,688
Pertamina PT, 6%, 2042 (z)	636,000	624,870
Petrobras International Finance Co., 7.875%, 2019	1,583,000	1,957,144
Petrobras International Finance Co., 6.75%, 2041	657,000	789,045
Petroleos Mexicanos, 8%, 2019	1,382,000	1,755,140
Petroleos Mexicanos, 6%, 2020	805,000	923,738
Petroleos Mexicanos, 5.5%, 2021	1,360,000	1,513,680
Petroleos Mexicanos, 4.875%, 2022 (n)	1,048,000	1,117,303

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Petroleos Mexicanos, 6.5%, 2041 (n)	$445,000	$516,200
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (n)	476,000	588,574
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022	571,375	595,658
PT Perusahaan Listrik Negara, 5.5%, 2021 (n)	752,000	776,440
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	1,230,000	1,451,400
Sberbank of Russia, 6.125%, 2022 (n)	558,000	575,577
Transnet SOC Ltd., 4.5%, 2016 (n)	377,000	393,815
Turkiye Ihracat Kredi Bankasi A.S., 5.375%, 2016 (n)	215,000	217,688
Turkiye Ihracat Kredi Bankasi A.S., 5.875%, 2019 (z)	206,000	207,517
VTB Capital S.A., 6.465%, 2015 (n)	407,000	429,894
VTB Capital S.A., 6%, 2017 (z)	1,176,000	1,197,168

		$47,577,159
Emerging Market Sovereign - 9.0%
Dominican Republic, 7.5%, 2021 (n)	$879,000	$926,027
Government of Ukraine, 6.875%, 2015 (n)	698,000	661,355
Government of Ukraine, 6.875%, 2015	1,094,000	1,036,565
Republic of Argentina, 2.5% to 2019, 3.75% to 2029, 5.25% to 2038	1,888,000	637,200
Republic of Argentina, FRN, 8.28%, 2033	1,304,466	896,820
Republic of Colombia, 4.375%, 2021	322,000	355,810
Republic of Colombia, 8.125%, 2024	679,000	970,291
Republic of Colombia, 6.125%, 2041	658,000	831,054
Republic of Croatia, 6.25%, 2017 (z)	758,000	766,990
Republic of Georgia, 6.875%, 2021 (n)	216,000	233,820
Republic of Indonesia, 6.875%, 2018	838,000	989,888
Republic of Indonesia, 11.625%, 2019 (n)	872,000	1,286,200
Republic of Indonesia, 11.625%, 2019	733,000	1,081,175
Republic of Indonesia, 4.875%, 2021 (n)	671,000	721,325
Republic of Indonesia, 7.75%, 2038 (n)	1,559,000	2,112,445
Republic of Latvia, 5.25%, 2017 (n)	345,000	354,488
Republic of Lithuania, 6.125%, 2021 (n)	499,000	541,415
Republic of Lithuania, 6.625%, 2022 (n)	1,425,000	1,596,000
Republic of Panama, 8.875%, 2027	1,273,000	1,995,428
Republic of Panama, 9.375%, 2029	1,746,000	2,854,710
Republic of Panama, 6.7%, 2036	265,000	355,365
Republic of Peru, 7.35%, 2025	544,000	753,440
Republic of Peru, 8.75%, 2033	1,258,000	2,015,945
Republic of Peru, 5.625%, 2050	203,000	234,973
Republic of Philippines, 6.5%, 2020	489,000	596,580
Republic of Philippines, 5.5%, 2026	802,000	920,295
Republic of Philippines, 6.375%, 2032	540,000	661,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Republic of Philippines, 6.375%, 2034	$1,391,000	$1,726,579
Republic of Poland, 5%, 2022	1,113,000	1,190,910
Republic of Romania, 6.75%, 2022 (n)	1,432,000	1,503,600
Republic of Serbia, 7.25%, 2021 (n)	358,000	378,585
Republic of Serbia, 6.75%, 2024	13,700	13,460
Republic of South Africa, 5.5%, 2020	999,000	1,136,363
Republic of South Africa, 4.665%, 2024	1,107,000	1,159,583
Republic of South Africa, 6.25%, 2041	1,151,000	1,382,639
Republic of Sri Lanka, 6.25%, 2020 (n)	285,000	289,988
Republic of Sri Lanka, 6.25%, 2021 (n)	248,000	251,729
Republic of Turkey, 7%, 2019	790,000	916,400
Republic of Turkey, 5.625%, 2021	670,000	716,900
Republic of Turkey, 6.25%, 2022	646,000	715,445
Republic of Venezuela, 5.75%, 2016	3,742,000	3,386,510
Republic of Venezuela, 7.65%, 2025	1,345,000	1,042,375
Republic of Vietnam, 6.75%, 2020	1,074,000	1,166,633
Russian Federation, 4.5%, 2022 (n)	600,000	622,500
Russian Federation, 7.5%, 2030	940,240	1,127,113
Russian Federation, 5.625%, 2042 (n)	600,000	635,220
Ukraine Government International, 6.58%, 2016	1,418,000	1,304,560
United Mexican States, 5.625%, 2017	1,364,000	1,592,470
United Mexican States, 5.95%, 2019	268,000	326,558
United Mexican States, 3.625%, 2022	2,850,000	2,975,400
United Mexican States, 5.75%, 2110	408,000	444,720

		$52,393,344
Energy - Independent - 5.4%
ATP Oil & Gas Corp., 11.875%, 2015	$605,000	$465,850
Bill Barrett Corp., 9.875%, 2016	805,000	893,550
BreitBurn Energy Partners LP, 8.625%, 2020	435,000	463,275
BreitBurn Energy Partners LP, 7.875%, 2022 (n)	535,000	540,350
Carrizo Oil & Gas, Inc., 8.625%, 2018	570,000	604,200
Chaparral Energy, Inc., 8.875%, 2017	1,655,000	1,734,655
Chaparral Energy, Inc., 7.625%, 2022 (z)	985,000	988,694
Chesapeake Energy Corp., 6.875%, 2020	530,000	516,750
Concho Resources, Inc., 8.625%, 2017	540,000	591,300
Concho Resources, Inc., 6.5%, 2022	1,125,000	1,186,875
Connacher Oil & Gas Ltd., 8.5%, 2019 (n)	395,000	393,025
Continental Resources, Inc., 8.25%, 2019	815,000	912,800
Denbury Resources, Inc., 8.25%, 2020	1,150,000	1,282,250
Energy XXI Gulf Coast, Inc., 9.25%, 2017	1,445,000	1,585,888

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Everest Acquisition LLC/Everest Acqusition Finance, Inc., 9.375%, 2020 (z)	$1,540,000	$1,640,100
EXCO Resources, Inc., 7.5%, 2018	1,325,000	1,129,563
Harvest Operations Corp., 6.875%, 2017 (n)	1,715,000	1,809,325
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	350,000	382,375
Laredo Petroleum, Inc., 9.5%, 2019	730,000	815,775
Laredo Petroleum, Inc., 7.375%, 2022 (z)	180,000	186,300
LINN Energy LLC, 6.5%, 2019 (n)	450,000	452,250
LINN Energy LLC, 8.625%, 2020	335,000	365,988
LINN Energy LLC, 7.75%, 2021	972,000	1,025,460
Newfield Exploration Co., 6.625%, 2016	845,000	864,013
Newfield Exploration Co., 6.875%, 2020	610,000	648,125
OGX Austria GmbH, 8.375%, 2022 (n)	344,000	350,880
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	816,000	846,600
Pioneer Natural Resources Co., 7.5%, 2020	1,015,000	1,251,003
Plains Exploration & Production Co., 8.625%, 2019	660,000	742,500
QEP Resources, Inc., 6.875%, 2021	2,045,000	2,244,388
Range Resources Corp., 8%, 2019	900,000	990,000
SandRidge Energy, Inc., 8%, 2018 (n)	1,560,000	1,618,500
SM Energy Co., 6.5%, 2021	875,000	923,125
Swift Energy Co., 7.875%, 2022 (n)	500,000	511,250
Whiting Petroleum Corp., 6.5%, 2018	495,000	527,175

		$31,484,157
Energy - Integrated - 0.4%
Listrindo Capital B.V., 6.95%, 2019 (n)	$239,000	$248,725
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	1,921,000	2,093,890

		$2,342,615
Engineering - Construction - 0.1%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$710,000	$724,200

Entertainment - 0.7%
AMC Entertainment, Inc., 8.75%, 2019	$680,000	$725,050
AMC Entertainment, Inc., 9.75%, 2020	1,005,000	979,875
Cedar Fair LP, 9.125%, 2018	575,000	644,000
Cinemark USA, Inc., 8.625%, 2019	1,220,000	1,355,725
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	440,000	485,100

		$4,189,750
Financial Institutions - 3.2%
Ally Financial, Inc., 5.5%, 2017	$1,340,000	$1,369,520
CIT Group, Inc., 5.25%, 2014 (n)	1,245,000	1,282,350

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - continued
CIT Group, Inc., 5.25%, 2018		$750,000	$772,500
CIT Group, Inc., 6.625%, 2018 (n)		1,212,000	1,318,050
CIT Group, Inc., 5.5%, 2019 (n)		1,219,000	1,252,523
Credit Acceptance Corp., 9.125%, 2017		780,000	848,250
GMAC, Inc., 8%, 2031		180,000	206,100
Icahn Enterprises LP, 8%, 2018		916,000	978,975
International Lease Finance Corp., 4.875%, 2015		455,000	455,061
International Lease Finance Corp., 8.625%, 2015		410,000	454,075
International Lease Finance Corp., 8.75%, 2017		725,000	813,813
International Lease Finance Corp., 7.125%, 2018 (n)		1,937,000	2,130,700
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015		1,580,000	1,690,600
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (z)		345,000	354,488
PHH Corp., 9.25%, 2016		835,000	851,700
SLM Corp., 8.45%, 2018		1,330,000	1,456,350
SLM Corp., 8%, 2020		1,795,000	1,907,188
SLM Corp., 7.25%, 2022		305,000	308,050

			$18,450,293
Food & Beverages - 1.7%
ARAMARK Corp., 8.5%, 2015		$1,495,000	$1,532,390
B&G Foods, Inc., 7.625%, 2018		1,335,000	1,435,125
Constellation Brands, Inc., 7.25%, 2016		1,615,000	1,824,950
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)		417,000	433,132
JBS USA LLC/JBS USA Finance, 8.25%, 2020 (n)		530,000	536,625
Pinnacle Foods Finance LLC, 9.25%, 2015		1,115,000	1,142,875
Pinnacle Foods Finance LLC, 8.25%, 2017		245,000	265,213
Sigma Alimentos S.A., 5.625%, 2018 (n)		462,000	489,720
TreeHouse Foods, Inc., 7.75%, 2018		710,000	768,575
Tyson Foods, Inc., 6.85%, 2016		1,520,000	1,723,300

			$10,151,905
Forest & Paper Products - 1.4%
Boise, Inc., 8%, 2020		$1,100,000	$1,212,750
Cascades, Inc., 7.75%, 2017		1,025,000	1,014,750
Georgia-Pacific Corp., 8%, 2024		555,000	723,913
Graphic Packaging Holding Co., 7.875%, 2018		615,000	682,650
Inversiones CMPC S.A., 4.75%, 2018 (n)		841,000	878,946
Millar Western Forest Products Ltd., 8.5%, 2021		190,000	155,800
Monaco SpinCo, Inc., 6.75%, 2020 (z)		180,000	186,300
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	600,000	849,816
Tembec Industries, Inc., 11.25%, 2018		$360,000	385,200
Tembec Industries, Inc., 11.25%, 2018 (n)		285,000	304,950

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Forest & Paper Products - continued
Votorantim Participacoes S.A., 6.75%, 2021 (n)		$883,000	$988,960
Xerium Technologies, Inc., 8.875%, 2018		755,000	630,425

			$8,014,460
Gaming & Lodging - 3.2%
Boyd Gaming Corp., 7.125%, 2016		$780,000	$760,500
Caesars Operating Escrow LLC, 8.5%, 2020 (n)		280,000	288,400
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		405,000	253
GWR Operating Partnership LLP, 10.875%, 2017		405,000	455,625
Harrah’s Operating Co., Inc., 11.25%, 2017		1,870,000	2,066,350
Harrah’s Operating Co., Inc., 10%, 2018		2,000	1,470
Harrah’s Operating Co., Inc., 10%, 2018		845,000	636,919
Host Hotels & Resorts, Inc., 6.75%, 2016		2,560,000	2,630,400
MGM Mirage, 10.375%, 2014		190,000	216,600
MGM Mirage, 6.625%, 2015		345,000	358,800
MGM Mirage, 7.5%, 2016		180,000	187,200
MGM Resorts International, 11.375%, 2018		1,460,000	1,739,225
MGM Resorts International, 9%, 2020		1,470,000	1,639,050
Penn National Gaming, Inc., 8.75%, 2019		1,555,000	1,733,825
Pinnacle Entertainment, Inc., 8.75%, 2020		680,000	749,700
Pinnacle Entertainment, Inc., 7.75%, 2022		335,000	355,100
Seven Seas Cruises S. de R.L., 9.125%, 2019 (n)		1,125,000	1,150,313
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		990,000	1,143,450
Wyndham Worldwide Corp., 6%, 2016		9,000	10,101
Wyndham Worldwide Corp., 7.375%, 2020		515,000	615,677
Wynn Las Vegas LLC, 7.75%, 2020		1,550,000	1,712,750

			$18,451,708
Industrial - 0.8%
Altra Holdings, Inc., 8.125%, 2016		$595,000	$641,113
Dematic S.A., 8.75%, 2016 (z)		1,415,000	1,487,519
Hillman Group, Inc., 10.875%, 2018		570,000	601,350
Hyva Global B.V., 8.625%, 2016 (n)		702,000	591,435
Mueller Water Products, Inc., 8.75%, 2020		690,000	774,525
Rexel S.A., 6.125%, 2019 (n)		585,000	593,775

			$4,689,717
Insurance - 2.0%
AIG SunAmerica Global Financing X, 6.9%, 2032 (n)		$2,384,000	$2,797,223
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	140,000	181,612
American International Group, Inc., 4.875%, 2016		$1,550,000	1,652,946
American International Group, Inc., 8.25%, 2018		865,000	1,048,060
American International Group, Inc., 8.175% to 2038, FRN to 2068		1,990,000	2,126,813

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Insurance - continued
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		$1,500,000	$1,830,000
Unum Group, 7.125%, 2016		1,829,000	2,112,058

			$11,748,712
Insurance - Health - 0.2%
AMERIGROUP Corp., 7.5%, 2019		$795,000	$866,550

Insurance - Property & Casualty - 1.4%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		$1,615,000	$2,196,400
USI Holdings Corp., FRN, 4.341%, 2014 (n)		1,495,000	1,399,694
XL Group PLC, 6.5% to 2017, FRN to 2049		1,775,000	1,477,688
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)		2,310,000	2,263,800
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2062 (n)		146,000	146,183
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)		680,000	663,000

			$8,146,765
International Market Quasi-Sovereign - 0.6%
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		$2,500,000	$2,397,058
Israel Electric Corp. Ltd., 6.7%, 2017 (n)		843,000	873,096

			$3,270,154
International Market Sovereign - 5.3%
Commonwealth of Australia, 5.75%, 2021	AUD	555,000	$674,346
Federal Republic of Germany, 3.75%, 2015	EUR	1,850,000	2,682,747
Federal Republic of Germany, 4.25%, 2018	EUR	211,000	335,314
Federal Republic of Germany, 6.25%, 2030	EUR	456,000	937,704
Government of Canada, 4.5%, 2015	CAD	404,000	446,009
Government of Canada, 4.25%, 2018	CAD	251,000	290,711
Government of Canada, 3.25%, 2021	CAD	182,000	202,478
Government of Canada, 5.75%, 2033	CAD	74,000	112,965
Government of Japan, 1.7%, 2017	JPY	207,600,000	2,782,199
Government of Japan, 1.1%, 2020	JPY	189,000,000	2,449,247
Government of Japan, 2.1%, 2024	JPY	126,000,000	1,749,456
Government of Japan, 2.2%, 2027	JPY	202,200,000	2,795,658
Kingdom of Belgium, 5.5%, 2017	EUR	743,000	1,135,265
Kingdom of Denmark, 3%, 2021	DKK	1,368,000	272,626
Kingdom of Spain, 4.6%, 2019	EUR	1,003,000	1,271,391
Kingdom of Sweden, 5%, 2020	SEK	985,000	184,754
Kingdom of the Netherlands, 5.5%, 2028	EUR	262,000	471,720
Republic of Austria, 4.65%, 2018	EUR	450,000	684,181
Republic of Finland, 3.875%, 2017	EUR	145,000	217,368
Republic of France, 6%, 2025	EUR	212,000	361,276
Republic of France, 4.75%, 2035	EUR	741,000	1,143,008

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Republic of Iceland, 4.875%, 2016 (n)		$1,716,000	$1,730,130
Republic of Italy, 4.25%, 2015	EUR	918,000	1,234,964
Republic of Italy, 5.25%, 2017	EUR	1,784,000	2,424,061
Republic of Italy, 3.75%, 2021	EUR	350,000	413,306
United Kingdom Treasury, 8%, 2015	GBP	943,000	1,930,822
United Kingdom Treasury, 8%, 2021	GBP	515,000	1,262,290
United Kingdom Treasury, 4.25%, 2036	GBP	397,000	751,630

			$30,947,626
Machinery & Tools - 1.1%
Case Corp., 7.25%, 2016		$1,065,000	$1,172,831
Case New Holland, Inc., 7.875%, 2017		1,960,000	2,283,400
CNH Capital LLC, 6.25%, 2016 (n)		295,000	314,544
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (z)		545,000	553,175
RSC Equipment Rental, Inc., 8.25%, 2021		910,000	982,800
UR Financing Escrow Corp., 5.75%, 2018 (n)		510,000	526,575
UR Financing Escrow Corp., 7.625%, 2022 (n)		509,000	538,268

			$6,371,593
Major Banks - 2.0%
Bank of America Corp., 5.65%, 2018		$2,900,000	$3,067,121
BNP Paribas, FRN, 3.223%, 2014		1,532,000	1,541,861
DBS Bank Ltd., 3.625% to 2017, FRN to 2022 (n)		1,055,000	1,050,950
Goldman Sachs Group, Inc., 7.5%, 2019		1,200,000	1,388,208
JPMorgan Chase Capital XXII, 6.45%, 2087		324,000	324,000
JPMorgan Chase Capital XXVII, 7%, 2039		85,000	85,638
Morgan Stanley, 6.625%, 2018		2,000,000	2,090,488
National Westminster Bank PLC, FRN, 2.92%, 2049	EUR	330,000	288,302
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (a)(d)(n)		$435,000	343,650
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049		1,420,000	1,166,175

			$11,346,393
Medical & Health Technology & Services - 3.4%
Biomet, Inc., 10%, 2017		$560,000	$604,100
Biomet, Inc., 10.375%, 2017 (p)		420,000	454,125
Biomet, Inc., 11.625%, 2017		705,000	764,925
Davita, Inc., 6.375%, 2018		1,600,000	1,680,000
Davita, Inc., 6.625%, 2020		745,000	779,456
Emdeon, Inc., 11%, 2019 (n)		465,000	525,450
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)		875,000	1,002,969
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)		365,000	371,388

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
HCA, Inc., 8.5%, 2019	$3,335,000	$3,741,453
HCA, Inc., 7.5%, 2022	955,000	1,027,819
HCA, Inc., 5.875%, 2022	420,000	426,825
HealthSouth Corp., 8.125%, 2020	1,325,000	1,444,250
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	490,000	482,038
Owens & Minor, Inc., 6.35%, 2016	1,420,000	1,559,210
Physio-Control International, Inc., 9.875%, 2019 (z)	635,000	674,688
Teleflex, Inc., 6.875%, 2019	800,000	856,000
Tenet Healthcare Corp., 9.25%, 2015	580,000	648,150
Universal Health Services, Inc., 7%, 2018	650,000	699,563
Universal Hospital Services, Inc., 8.5%, 2015 (p)	955,000	978,278
USPI Finance Corp., 9%, 2020 (n)	325,000	340,438
Vanguard Health Systems, Inc., 0%, 2016	4,000	2,650
Vanguard Health Systems, Inc., 8%, 2018	525,000	534,844

		$19,598,619
Metals & Mining - 3.6%
ArcelorMittal, 6.5%, 2014	$1,300,000	$1,391,611
ArcelorMittal, 9.85%, 2019	1,790,000	2,163,586
Arch Coal, Inc., 7.25%, 2020	490,000	438,550
Cloud Peak Energy, Inc., 8.25%, 2017	1,815,000	1,833,150
Cloud Peak Energy, Inc., 8.5%, 2019	1,135,000	1,154,863
Consol Energy, Inc., 8%, 2017	1,255,000	1,324,025
Consol Energy, Inc., 8.25%, 2020	505,000	530,250
FMG Resources, 6%, 2017 (n)	375,000	381,563
Fortescue Metals Group Ltd., 6.875%, 2018 (n)	265,000	272,288
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	1,215,000	1,315,238
Gold Fields Orogen Holding Ltd., 4.875%, 2020 (n)	1,752,000	1,658,536
Metinvest B.V., 8.75%, 2018 (n)	320,000	296,000
Mongolian Mining Corp., 8.875%, 2017 (n)	321,000	321,000
OJSC Russian Agricultural Bank, 7.75%, 2017 (z)	1,232,000	1,232,408
Peabody Energy Corp., 6%, 2018 (n)	485,000	492,275
Peabody Energy Corp., 6.25%, 2021 (n)	485,000	491,063
PT Berau Coal Energy, 7.25%, 2017 (n)	218,000	217,455
Southern Copper Corp., 7.5%, 2035	1,648,000	1,948,709
Southern Copper Corp., 6.75%, 2040	744,000	821,424
Vale Overseas Ltd., 5.625%, 2019	218,000	245,356
Vale Overseas Ltd., 4.625%, 2020	681,000	721,167
Vale Overseas Ltd., 4.375%, 2022	1,315,000	1,347,311
Vale Overseas Ltd., 6.875%, 2039	474,000	569,014

		$21,166,842

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - 1.3%
Fannie Mae, 6%, 2037	$726,309	$805,324
Fannie Mae, 5.5%, 2038	6,253,660	6,843,117

		$7,648,441
Natural Gas - Distribution - 0.2%
AmeriGas Finance LLC, 6.75%, 2020	$405,000	$414,113
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	525,000	479,063

		$893,176
Natural Gas - Pipeline - 1.9%
Atlas Pipeline Partners LP, 8.75%, 2018	$1,440,000	$1,551,600
Crosstex Energy, Inc., 8.875%, 2018	1,400,000	1,501,500
El Paso Corp., 7%, 2017	1,770,000	1,990,664
El Paso Corp., 7.75%, 2032	1,824,000	2,084,093
Energy Transfer Equity LP, 7.5%, 2020	1,165,000	1,290,238
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	527,000	571,795
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	340,000	364,650
Kinder Morgan Energy Partners LP, 5.125%, 2014	1,147,000	1,249,612
Rockies Express Pipeline LLC, 5.625%, 2020 (n)	451,000	405,900

		$11,010,052
Network & Telecom - 2.4%
BellSouth Corp., 6.55%, 2034	$3,213,000	$3,714,279
Cincinnati Bell, Inc., 8.25%, 2017	1,350,000	1,397,250
Cincinnati Bell, Inc., 8.75%, 2018	515,000	482,813
Citizens Communications Co., 9%, 2031	1,440,000	1,371,600
Eileme 2 AB, 11.625%, 2020 (n)	925,000	952,750
Frontier Communications Corp., 8.125%, 2018	585,000	614,250
Qwest Communications International, Inc., 7.125%, 2018 (n)	1,500,000	1,601,250
Telefonica Emisiones S.A.U., 2.582%, 2013	1,050,000	1,045,967
Windstream Corp., 8.125%, 2018	220,000	236,500
Windstream Corp., 7.75%, 2020	1,820,000	1,947,400
Windstream Corp., 7.75%, 2021	445,000	477,263

		$13,841,322
Oil Services - 0.7%
Afren PLC, 11.5%, 2016 (n)	$335,000	$363,100
Afren PLC, 10.25%, 2019 (n)	219,000	229,311
Chesapeake Energy Corp., 6.625%, 2019 (n)	390,000	366,600
Dresser-Rand Group, Inc., 6.5%, 2021	405,000	423,225
Edgen Murray Corp., 12.25%, 2015	530,000	564,450
Pioneer Drilling Co., 9.875%, 2018 (n)	195,000	205,725

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Oil Services - continued
Pioneer Drilling Co., 9.875%, 2018		$1,140,000	$1,202,700
Unit Corp., 6.625%, 2021		645,000	654,675

			$4,009,786
Other Banks & Diversified Financials - 3.0%
Alfa Bank, 7.75%, 2021 (n)		$885,000	$863,981
Banco de Credito del Peru, 6.125%, 2027 (z)		509,000	512,818
Banco PanAmericano S.A., 8.5%, 2020 (n)		665,000	741,475
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)		1,500,000	1,439,103
Bancolombia S.A., 5.95%, 2021		1,094,000	1,162,375
BBVA Bancomer S.A. Texas, 6.5%, 2021 (n)		1,207,000	1,219,070
BBVA Continental, 5.75%, 2017 (n)		518,000	545,972
Capital One Financial Corp., 10.25%, 2039		1,570,000	1,636,725
Citigroup, Inc., 6.125%, 2018		1,500,000	1,665,020
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		2,583,000	2,711,453
Grupo Aval Ltd., 5.25%, 2017 (n)		387,000	402,480
Itau Unibanco Holding S.A., 6.2%, 2021 (n)		296,000	309,320
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		805,000	702,495
Nomos Capital PLC, 10%, 2019 (z)		1,570,000	1,566,357
Santander UK PLC, 8.963% to 2030, FRN to 2049		1,901,000	1,901,000

			$17,379,644
Pharmaceuticals - 0.4%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	670,000	$975,567
Endo Pharmaceuticals Holdings, Inc., 7%, 2019		$365,000	389,638
Valeant Pharmaceuticals International, Inc., 6.5%, 2016 (n)		330,000	341,963
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		650,000	658,938

			$2,366,106
Pollution Control - 0.1%
Heckmann Corp., 9.875%, 2018 (z)		$570,000	$564,300

Printing & Publishing - 0.3%
American Media, Inc., 13.5%, 2018 (z)		$32,653	$27,429
Nielsen Finance LLC, 11.5%, 2016		471,000	544,005
Nielsen Finance LLC, 7.75%, 2018		835,000	922,675

			$1,494,109
Railroad & Shipping - 0.1%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021		$425,000	$467,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - 1.1%
CB Richard Ellis Group, Inc., 11.625%, 2017	$545,000	$619,938
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	410,000	374,125
Entertainment Properties Trust, REIT, 7.75%, 2020	990,000	1,073,513
Kennedy Wilson, Inc., 8.75%, 2019	380,000	396,150
MPT Operating Partnership LP, REIT, 6.875%, 2021	760,000	794,200
MPT Operating Partnership LP, REIT, 6.375%, 2022	310,000	311,550
Simon Property Group, Inc., REIT, 10.35%, 2019	2,200,000	3,051,930

		$6,621,406
Retailers - 1.8%
Academy Ltd., 9.25%, 2019 (n)	$645,000	$688,538
Burlington Coat Factory Warehouse Corp., 10%, 2019	895,000	957,650
Home Depot, Inc., 5.875%, 2036	846,000	1,035,482
J. Crew Group, Inc., 8.125%, 2019	760,000	786,600
Limited Brands, Inc., 6.9%, 2017	630,000	704,813
Limited Brands, Inc., 7%, 2020	415,000	460,650
Limited Brands, Inc., 6.95%, 2033	360,000	349,200
Neiman Marcus Group, Inc., 10.375%, 2015	1,390,000	1,456,039
QVC, Inc., 7.375%, 2020 (n)	620,000	678,900
Sally Beauty Holdings, Inc., 6.875%, 2019 (n)	480,000	511,200
Toys “R” Us Property Co. II LLC, 8.5%, 2017	660,000	686,400
Toys “R” Us, Inc., 10.75%, 2017	1,545,000	1,699,500
Yankee Acquisition Corp., 8.5%, 2015	7,000	7,175
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	430,000	439,675

		$10,461,822
Specialty Chemicals - 0.1%
Koppers, Inc., 7.875%, 2019	$350,000	$376,250

Specialty Stores - 0.2%
Michaels Stores, Inc., 11.375%, 2016	$625,000	$664,069
Michaels Stores, Inc., 7.75%, 2018	725,000	763,063

		$1,427,132
Steel - 0.1%
Evraz Group S.A., 7.4%, 2017 (z)	$337,000	$338,685

Supermarkets - 0.2%
Delhaize Group, 5.7%, 2040	$1,395,000	$1,291,950

Supranational - 0.3%
European Investment Bank, 5.125%, 2017	$1,500,000	$1,752,305

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - 3.0%
Clearwire Corp., 12%, 2015 (n)	$1,270,000	$1,171,575
Cricket Communications, Inc., 7.75%, 2016	735,000	773,588
Cricket Communications, Inc., 7.75%, 2020	1,135,000	1,064,063
Crown Castle International Corp., 9%, 2015	2,330,000	2,574,650
Crown Castle International Corp., 7.125%, 2019	370,000	405,150
Crown Castle Towers LLC, 6.113%, 2020 (n)	420,000	479,628
Digicel Group Ltd., 12%, 2014 (n)	400,000	445,000
Digicel Group Ltd., 8.25%, 2017 (n)	1,140,000	1,188,450
Digicel Group Ltd., 10.5%, 2018 (n)	880,000	964,656
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	322,000	343,735
MetroPCS Wireless, Inc., 7.875%, 2018	800,000	820,000
Sprint Capital Corp., 6.875%, 2028	2,210,000	1,651,975
Sprint Nextel Corp., 6%, 2016	1,025,000	930,188
Sprint Nextel Corp., 9%, 2018 (n)	470,000	517,588
VimpelCom Ltd., 7.748%, 2021 (n)	593,000	590,183
VimpelCom Ltd., 7.504%, 2022 (n)	1,423,000	1,380,310
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	1,260,000	1,237,950
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	940,000	893,000

		$17,431,689
Telephone Services - 0.8%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$460,000	$494,500
Level 3 Financing, Inc., 9.375%, 2019	790,000	861,100
Level 3 Financing, Inc., 8.625%, 2020 (n)	855,000	895,613
Oi S.A., 5.75%, 2022 (n)	2,195,000	2,249,875
Sable International Finance Ltd., 8.75%, 2020 (z)	200,000	212,500

		$4,713,588
Tobacco - 0.4%
Reynolds American, Inc., 6.75%, 2017	$2,016,000	$2,418,504

Transportation - 0.1%
Navios South American Logistics, Inc., 9.25%, 2019	$755,000	$690,825

Transportation - Services - 2.0%
ACL I Corp., 10.625%, 2016 (n)(p)	$948,408	$920,292
Aguila American Resources Ltd., 7.875%, 2018 (n)	930,000	974,175
Atlas Airlines, Inc. Pass-Through Certificates, “B”, 7.68%, 2014	433,917	412,221
Avis Budget Car Rental LLC, 8.25%, 2019 (n)	225,000	235,688
Avis Budget Car Rental LLC , 9.75%, 2020	420,000	462,000
CEVA Group PLC, 8.375%, 2017 (n)	1,155,000	1,149,225

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Transportation - Services - continued
Commercial Barge Line Co., 12.5%, 2017	$1,785,000	$2,005,894
Erac USA Finance Co., 7%, 2037 (n)	878,000	1,022,556
Hertz Corp., 7.5%, 2018	655,000	702,488
Navios Maritime Acquisition Corp., 8.625%, 2017	1,095,000	1,018,350
Navios Maritime Holdings, Inc., 8.875%, 2017	620,000	637,050
Swift Services Holdings, Inc., 10%, 2018	935,000	1,021,488
Westinghouse Air Brake Technologies Corp., 6.875%, 2013	795,000	832,763

		$11,394,190
U.S. Treasury Obligations - 2.4%
U.S. Treasury Bonds, 4.5%, 2039 (f)	$11,103,000	$14,185,815

Utilities - Electric Power - 3.5%
AES Corp., 8%, 2017	$1,495,000	$1,704,300
Atlantic Power Corp., 9%, 2018 (z)	625,000	635,938
Calpine Corp., 8%, 2016 (n)	940,000	1,019,900
Calpine Corp., 7.875%, 2020 (n)	1,150,000	1,253,500
CenterPoint Energy, Inc., 6.5%, 2018	600,000	714,032
Covanta Holding Corp., 7.25%, 2020	1,120,000	1,211,844
Covanta Holding Corp., 6.375%, 2022	300,000	308,584
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (n)	680,000	754,800
Edison Mission Energy, 7%, 2017	885,000	553,125
EDP Finance B.V., 6%, 2018 (n)	1,625,000	1,437,384
Empresa de Energia de Bogota S.A., 6.125%, 2021 (n)	303,000	319,665
Energy Future Holdings Corp., 10%, 2020	1,370,000	1,491,588
Energy Future Holdings Corp., 10%, 2020	2,550,000	2,814,563
Energy Future Holdings Corp., 11.75%, 2022 (n)	455,000	472,063
GenOn Energy, Inc., 9.5%, 2018	65,000	61,750
GenOn Energy, Inc., 9.875%, 2020	1,410,000	1,325,400
NRG Energy, Inc., 7.375%, 2017	495,000	514,181
NRG Energy, Inc., 8.25%, 2020	1,440,000	1,443,600
System Energy Resources, Inc., 5.129%, 2014 (z)	719,527	717,958
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	415,000	257,300
Waterford 3 Funding Corp., 8.09%, 2017	1,086,408	1,097,924

		$20,109,399
Total Bonds (Identified Cost, $592,014,624)		$625,549,466

Convertible Bonds - 0.2%
Network & Telecom - 0.2%
Nortel Networks Corp., 2.125%, 2014 (a)(d) (Identified Cost, $1,322,731)	$1,340,000	$1,336,650

Portfolio of Investments (unaudited) – continued

Floating Rate Loans (g)(r) - 0.2%
Issuer	Shares/Par	Value ($)

Aerospace - 0.0%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014 (a)(d)	$446,657	$288,094

Broadcasting - 0.0%
Gray Television, Inc., Term Loan B, 3.75%, 2014	$194,131	$192,797

Financial Institutions - 0.1%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$401,312	$379,139

Utilities - Electric Power - 0.1%
Dynegy Midwest Generation LLC, Term Loan, 9.25%, 2017	$115,245	$117,838
Dynegy Power LLC, Term Loan, 9.25%, 2017	172,868	180,719

		$298,557
Total Floating Rate Loans (Identified Cost, $1,234,007)		$1,158,587

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a)	20,680	$149,930

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	8,368	$46,442
Total Common Stocks (Identified Cost, $399,733)		$196,372

Preferred Stocks - 0.4%
Other Banks & Diversified Financials - 0.4%
Ally Financial, Inc., 7% (z)	480	$407,400
Ally Financial, Inc., “A”, 8.5%	62,686	1,404,166
GMAC Capital Trust I, 8.125%	28,250	676,588
Total Preferred Stocks (Identified Cost, $2,749,239)		$2,488,154

Convertible Preferred Stocks - 0.1%
Automotive - 0.1%
General Motors Co., 4.75% (Identified Cost, $733,500)	14,670	$572,717

Portfolio of Investments (unaudited) – continued

Money Market Funds - 4.6%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	26,435,403	$26,435,403
Total Investments (Identified Cost, $624,889,237)		$657,737,349

Other Assets, Less Liabilities - (13.3)%		(77,149,121)
Net Assets - 100.0%		$580,588,228

(a)	Non-income producing security.

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(e)	Guaranteed by Minister for Finance of Ireland.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $172,606,607, representing 29.7% of net assets.

(p)	Payment-in-kind security.

(q)	Interest received was less than stated coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	$450,000	$407,400
American Media, Inc., 13.5%, 2018	12/22/10	33,113	27,429
Ardagh Packaging Finance PLC, 9.125%, 2020	1/19/12-1/20/12	650,232	711,875
Atlantic Power Corp., 9%, 2018	10/26/11-3/02/12	620,129	635,938
Audatex North America, Inc., 6.75%, 2018	4/10/12	15,405	15,713
Banco de Credito del Peru, 6.125%, 2027	4/19/12	509,000	512,818
Banco do Nordeste do Brasil (BNB), 4.375%, 2019	4/26/12	871,476	876,683
Bank of Ceylon, 6.875%, 2017	4/26/12	216,000	218,175

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.838%, 2040	3/01/06	$2,718,153	$1,518,146
CNOOC Finance (2012) Ltd., 3.875%, 2022	4/25/12	916,797	918,755
CNOOC Finance (2012) Ltd., 5%, 2042	4/25/12	212,356	218,738
CNPC General Capital Ltd., 3.95%, 2022	4/12/12	257,684	259,795
Chaparral Energy, Inc., 7.625%, 2022	4/18/12-4/19/12	989,088	988,694
Dematic S.A., 8.75%, 2016	4/19/11-1/24/12	1,426,378	1,487,519
Dynacast International LLC, 9.25%, 2019	7/12/11-7/15/11	762,376	792,750
Everest Acquisition LLC/Everest Acqusition Finance, Inc., 9.375%, 2020	4/10/12	1,540,000	1,640,100
Evraz Group S.A., 7.4%, 2017	4/17/12	337,000	338,685
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020	4/12/12	90,000	92,700
Falcon Franchise Loan LLC, FRN, 5.087%, 2025	1/29/03	155,680	262,818
First Union National Bank Commercial Mortgage Trust, FRN, 1.801%, 2043	12/11/03	789	1,359
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	1,758,523	1,756,497
GMAC LLC, FRN, 6.02%, 2033	11/17/00	604,640	1,070,530
HD Supply, Inc., 8.125%, 2019	4/05/12	360,000	386,550
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-5/10/11	466,406	283,073
Heckmann Corp., 9.875%, 2018	4/04/12	566,842	564,300
IDQ Holdings, Inc., 11.5%, 2017	3/20/12	397,017	425,250
Laredo Petroleum, Inc., 7.375%, 2022	4/24/12	180,000	186,300
Levi Strauss & Co., 6.875%, 2022	4/24/12	180,000	184,050
Local TV Finance LLC, 9.25%, 2015	11/13/07-2/16/11	1,109,672	1,164,478
Monaco SpinCo, Inc., 6.75%, 2020	4/20/12	180,000	186,300
Morgan Stanley Capital I, Inc., FRN, 1.34%, 2039	7/20/04	139,965	147,038
Multi Security Asset Trust, “A3”, 5%, 2035	10/12/10	1,341,801	1,371,220
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017	4/05/12	535,076	553,175
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019	4/20/12	345,000	354,488
Nomos Capital PLC, 10%, 2019	4/20/12	1,570,000	1,566,357
OJSC Russian Agricultural Bank, 7.75%, 2017	4/20/12	1,232,000	1,232,408
Pertamina PT, 4.875%, 2022	4/26/12	536,836	537,300
Pertamina PT, 6%, 2042	4/26/12	627,293	624,870
Physio-Control International, Inc., 9.875%, 2019	1/13/12-1/30/12	644,321	674,688
Prestige Brands, Inc., 8.125%, 2020	1/24/12	105,000	114,713
Prudential Securities Secured Financing Corp., FRN, 7.274%, 2013	12/06/04	2,618,544	2,574,542
Republic of Croatia, 6.25%, 2017	4/19/12	754,005	766,990
Sable International Finance Ltd., 8.75%, 2020	1/20/12	200,000	212,500
System Energy Resources, Inc., 5.129%, 2014	4/16/04	719,527	717,958

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Townsquare Radio LLC, 9%, 2019	3/30/12	$450,485	$468,650
Turkiye Ihracat Kredi Bankasi A.S., 5.875%, 2019	4/13/12	203,797	207,517
USG Corp., 7.875%, 2020	3/29/12-4/02/12	524,059	539,438
VTB Capital S.A., 6%, 2017	4/04/12	1,176,000	1,197,168
Total Restricted Securities			$31,994,438
% of Net assets			5.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Derivative Contracts at 4/30/12

Forward Foreign Currency Exchange Contracts at 4/30/12

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	CNY	Deutsche Bank AG	16,934,000	5/16/12	$2,657,356	$2,682,565	$25,209
BUY	EUR	Deutsche Bank AG	4,602,000	7/13/12	6,026,144	6,093,922	67,778
BUY	EUR	JPMorgan Chase Bank N.A.	225,358	7/13/12	294,651	298,417	3,766
SELL	MXN	Citibank N.A.	23,493,000	5/14/12	1,837,096	1,801,650	35,446
SELL	MXN	Royal Bank of Scotland Group PLC	15,298,000	5/14/12	1,196,244	1,173,185	23,059
BUY	NOK	Barclays Bank PLC	14,185	7/12/12	2,431	2,472	41
BUY	PLN	Barclays Bank PLC	6,000	7/12/12	1,844	1,888	44

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/12 - continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	RUB	JPMorgan Chase Bank N.A.	84,960,000	6/01/12	$2,878,049	$2,878,389	$340
BUY	SGD	JPMorgan Chase Bank N.A.	7,237,000	7/17/12	5,806,830	5,849,315	42,485

							$198,168

Liability Derivatives
SELL	AUD	Westpac Banking Corp.	613,493	7/13/12	$624,901	$634,499	$(9,598)
SELL	CAD	Merrill Lynch International Bank	788,534	7/13/12	786,607	796,930	(10,323)
SELL	CNY	Deutsche Bank AG	16,940,000	5/16/12	2,669,608	2,683,515	(13,907)
SELL	DKK	Goldman Sachs International	1,518,946	7/13/12	266,973	270,413	(3,440)
SELL	EUR	JPMorgan Chase Bank N.A.	4,411,349	7/13/12	5,773,000	5,841,464	(68,464)
SELL	EUR	UBS AG	18,005,510	6/15/12	23,622,868	23,838,281	(215,413)
SELL	GBP	Barclays Bank PLC	1,252,267	7/13/12	1,984,793	2,031,424	(46,631)
SELL	GBP	Deutsche Bank AG	1,252,267	7/13/12	1,984,430	2,031,424	(46,994)
SELL	JPY	JPMorgan Chase Bank N.A.	777,155,865	7/13/12	9,596,472	9,740,492	(144,020)
BUY	MXN	CITIBANK N.A.	25,576,000	5/14/12	1,995,613	1,961,392	(34,221)
BUY	MXN	JPMorgan Chase Bank N.A.	50,561,000	5/14/12	3,939,499	3,877,461	(62,038)
SELL	MXN	JPMorgan Chase Bank N.A.	37,343,000	5/14/12	2,824,690	2,863,789	(39,099)
SELL	RUB	UBS AG	84,948,000	6/01/12	2,831,600	2,877,982	(46,382)
SELL	SEK	Credit Suisse Group	1,206,485	7/13/12	176,733	178,998	(2,265)
SELL	ZAR	Deutsche Bank AG	63,000	5/23/12	7,831	8,081	(250)

							$(743,045)

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 4/30/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	477	$63,098,156	June - 2012	$(653,790)
U.S. Treasury Bond 30 yr (Short)	USD	8	1,143,000	June - 2012	(10,528)

					$(664,318)

At April 30, 2012, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $598,453,834)	$631,301,946
Underlying affiliated funds, at cost and value	26,435,403
Total investments, at value (identified cost, $624,889,237)	$657,737,349
Restricted cash	139,998
Receivables for
Forward foreign currency exchange contracts	198,168
Investments sold	18,302,442
Interest and dividends	10,591,987
Other assets	99,887
Total assets	$687,069,831
Liabilities
Notes payable	$100,000,000
Payable to custodian	9,502
Payables for
Distributions	223,004
Forward foreign currency exchange contracts	743,045
Daily variation margin on open futures contracts	60,875
Investments purchased	4,980,474
Payable to affiliates
Investment adviser	51,978
Transfer agent and dividend disbursing costs	21,094
Payable for independent Trustees’ compensation	216,476
Accrued interest expense	88,566
Accrued expenses and other liabilities	86,589
Total liabilities	$106,481,603
Net assets	$580,588,228
Net assets consist of
Paid-in capital	$560,249,381
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	31,642,834
Accumulated net realized gain (loss) on investments and foreign currency transactions	(7,929,195)
Accumulated distributions in excess of net investment income	(3,374,792)
Net assets	$580,588,228
Shares of beneficial interest outstanding	78,378,104
Net asset value per share (net assets of $580,588,228 / 78,378,104 shares of beneficial interest outstanding)	$7.41

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$21,935,570
Dividends	140,141
Dividends from underlying affiliated funds	8,481
Total investment income	$22,084,192
Expenses
Management fee	$2,221,570
Transfer agent and dividend disbursing costs	85,427
Administrative services fee	47,897
Independent Trustees’ compensation	48,460
Stock exchange fee	34,518
Custodian fee	41,565
Interest expense	530,493
Shareholder communications	64,579
Audit and tax fees	34,640
Legal fees	9,894
Miscellaneous	20,834
Total expenses	$3,139,877
Fees paid indirectly	(140)
Reduction of expenses by investment adviser	(987)
Net expenses	$3,138,750
Net investment income	$18,945,442
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$6,157,308
Futures contracts	(1,416,986)
Foreign currency transactions	634,485
Net realized gain (loss) on investments and foreign currency transactions	$5,374,807
Change in unrealized appreciation (depreciation)
Investments	$12,944,575
Futures contracts	(638,355)
Translation of assets and liabilities in foreign currencies	207,109
Net unrealized gain (loss) on investments and foreign currency translation	$12,513,329
Net realized and unrealized gain (loss) on investments and foreign currency	$17,888,136
Change in net assets from operations	$36,833,578

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/12 (unaudited)	Year ended 10/31/11
Change in net assets
From operations
Net investment income	$18,945,442	$38,895,689
Net realized gain (loss) on investments and foreign currency transactions	5,374,807	11,067,768
Net unrealized gain (loss) on investments and foreign currency translation	12,513,329	(26,823,807)
Change in net assets from operations	$36,833,578	$23,139,650
Distributions declared to shareholders
From net investment income	$(20,691,822)	$(42,010,671)
Total change in net assets	$16,141,756	$(18,871,021)
Net assets
At beginning of period	564,446,472	583,317,493
At end of period (including accumulated distributions in excess of net investment income of $3,374,792 and $1,628,412, respectively)	$580,588,228	$564,446,472

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 4/30/12 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Net increase in net assets from operations	$36,833,578
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(157,652,367)
Proceeds from disposition of investment securities	171,969,237
Proceeds from futures transactions	(1,416,986)
Purchases of short-term investments, net	(12,309,299)
Realized gain/loss on investments	(6,157,308)
Realized gain/loss on futures transactions	1,416,986
Unrealized appreciation/depreciation on investments	(12,944,575)
Unrealized appreciation/depreciation on foreign currency contracts	(193,805)
Net amortization/accretion of income	231,632
Decrease in interest and dividends receivable	993,838
Decrease in accrued expenses and other liabilities	(78,283)
Decrease in payable for daily variation margin on open futures contracts	(418,469)
Increase in restricted cash	(139,998)
Increase in other assets	(29,811)
Net cash provided by operating activities	$20,104,370
Cash flows from financing activities:
Distributions paid in cash	(20,714,065)
Decrease in interest payable	(1,123)
Increase in payable to custodian	9,502
Net cash used by financing activities	$(20,705,686)
Net decrease in cash	$(601,316)
Cash:
Beginning of period (including foreign currency of $138,370)	$601,316
End of period	$—

Supplementary disclosure of cash flow information: cash paid during the year for interest $531,616.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
			2011	2010	2009	2008	2007

Net asset value, beginning of period	$7.20		$7.44	$6.83	$5.48	$6.68	$6.74
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.50	$0.52	$0.47	$0.34	$0.35
Net realized and unrealized gain (loss) on investments and foreign currency	0.23		(0.20)	0.63	1.38	(1.16)	(0.05)
Total from investment operations	$0.47		$0.30	$1.15	$1.85	$(0.82)	$0.30
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.54)	$(0.54)	$(0.51)	$(0.38)	$(0.36)
Net increase from repurchase of capital shares	$—		$—	$—	$0.01	$0.00 (w)	$—
Net asset value, end of period (x)	$7.41		$7.20	$7.44	$6.83	$5.48	$6.68
Market value, end of period	$7.06		$6.68	$7.11	$6.06	$4.71	$5.84
Total return at market value (%)	9.77	(n)	1.67	27.18	41.15	(13.80)	3.30
Total return at net asset value (%) (j)(r)(s)(x)	6.89	(n)	4.73	18.08	36.73	(12.32)	5.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)	1.12	1.25	1.07	0.88	0.84
Expenses after expense reductions (f)	1.11	(a)	1.12	1.25	1.06	0.88	0.84
Net investment income	6.71	(a)	6.80	7.39	7.76	5.22	5.29
Portfolio turnover	21		49	65	67	47	61
Net assets at end of period (000 omitted)	$580,588		$564,446	$583,317	$535,450	$431,749	$528,058
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense (f)	0.92	(a)	0.91	0.97	1.02	N/A	N/A
Senior Securities:
Total notes payable outstanding (000 omitted)	$100,000		$100,000	$100,000	$100,000	N/A	N/A
Asset coverage per $1,000 of indebtedness (k)	$6,806		$6,644	$6,833	$6,354	N/A	N/A

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including notes payable) from the fund’s total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Multimarket Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as

Notes to Financial Statements (unaudited) – continued

provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar

Notes to Financial Statements (unaudited) – continued

securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,803,401	$407,400	$46,442	$3,257,243
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	14,185,815	—	14,185,815
Non-U.S. Sovereign Debt	—	135,940,588	—	135,940,588
Corporate Bonds	—	346,084,885	—	346,084,885
Residential Mortgage-Backed Securities	—	8,208,745	—	8,208,745
Commercial Mortgage-Backed Securities	—	21,128,909	—	21,128,909
Asset-Backed Securities (including CDOs)	—	4,760,751	—	4,760,751
Foreign Bonds	—	96,576,423	—	96,576,423
Floating Rate Loans	—	1,158,587	—	1,158,587
Mutual Funds	26,435,403	—	—	26,435,403
Total Investments	$29,238,804	$628,452,103	$46,442	$657,737,349

Notes to Financial Statements (unaudited) – continued

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$(664,318)	$—	$—	$(664,318)
Forward Foreign Currency Exchange Contracts	—	(544,877)	—	(544,877)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/11	$109,872
Change in unrealized appreciation (depreciation)	(63,430)
Realized gain (loss)	0
Disposition of worthless securities	0
Balance as of 4/30/12	$46,442

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at April 30, 2012 is $(63,430).

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end

Notes to Financial Statements (unaudited) – continued

derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(664,318)
Foreign Exchange	Forward Foreign Currency Exchange	198,168	(743,045)
Total		$198,168	$(1,407,363)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency Transactions
Interest Rate	$(1,416,986)	$—
Foreign Exchange	—	677,225
Total	$(1,416,986)	$677,225

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$(638,355)	$—
Foreign Exchange	—	193,805
Total	$(638,355)	$193,805

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.

Notes to Financial Statements (unaudited) – continued

The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate, duration, or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may

Notes to Financial Statements (unaudited) – continued

present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Notes to Financial Statements (unaudited) – continued

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short term investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by

Notes to Financial Statements (unaudited) – continued

the fund. This amount, for the six months ended April 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/11
Ordinary income (including any short-term capital gains)	$42,010,671

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/12
Cost of investments	$628,879,673
Gross appreciation	41,843,462
Gross depreciation	(12,985,786)
Net unrealized appreciation (depreciation)	$28,857,676

As of 10/31/11
Undistributed ordinary income	2,702,889
Capital loss carryforwards	(9,560,720)
Other temporary differences	(5,273,366)
Net unrealized appreciation (depreciation)	16,328,288

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after October 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of October 31, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
10/31/16	$(6,841,165)
10/31/17	(2,719,555)
Total	$(9,560,720)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.34% of the fund’s average daily net assets and 5.40% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2012 was equivalent to an annual effective rate of 0.79% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an

Notes to Financial Statements (unaudited) – continued

agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2012, these fees paid to MFSC amounted to $31,975.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2012 was equivalent to an annual effective rate of 0.0170% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $1,476 and the Retirement Deferral plan resulted in an expense of $10,898. Both amounts are included in independent Trustees’ compensation for the six months ended April 30, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $158,013 at April 30, 2012, and is included in “Payable for independent Trustees’ compensation” on the Statement of Assets and Liabilities.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the “Plan”), independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Effective January 1, 2005, the Board elected to no longer allow Trustees to defer receipt of future compensation under the Plan. Amounts deferred under the Plan are invested in

Notes to Financial Statements (unaudited) – continued

shares of certain MFS Funds selected by the independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and “Payable for independent Trustees’ compensation” on the Statement of Assets and Liabilities is $49,606 of deferred Trustees’ compensation. There is no current year expense associated with the Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,177 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $987, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$1,776,643
Investments (non-U.S. Government securities)	$133,717,757	$164,068,815

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended April 30, 2012 and the year ended October 31, 2011, there were no transactions in fund shares.

Notes to Financial Statements (unaudited) – continued

(6)	Loan Agreement

The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $100,000,000. At April 30, 2012, the fund had outstanding borrowings under this agreement in the amount of $100,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value on the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered Level 2 under the fair value hierarchy. The credit agreement matures on August 24, 2012. Borrowing under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread or an alternate rate, at the option of the borrower, stated as the greater of Overnight LIBOR or the Federal Funds Rate each plus an agreed upon spread. The fund incurred interest expense of $530,493 during the period. The fund may also be charged a commitment fee based on the average daily unused portion of the line of credit. The fund did not incur a commitment fee during the period. For the six months ended April 30, 2012, the average loan balance was $100,000,000 at a weighted average annual interest rate of 1.07%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	14,126,104	85,491,982	(73,182,683)	26,435,403

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,481	$26,435,403

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS Multimarket Income Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Multimarket Income Trust (the Fund), including the portfolio of investments, as of April 30, 2012, and the related statements of operations, changes in net assets, cash flows, and financial highlights for the six-month period ended April 30, 2012. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2011, and financial highlights for each of the five years in the period ended October 31, 2011, and in our report dated December 16, 2011, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

June 18, 2012

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2011 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Transfer agent, Registrar, and

Dividend Disbursing Agent

Call

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

Write

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MMT

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Multimarket Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/11-11/30/11	0	N/A	0	7,837,810
12/01/11-12/31/11	0	N/A	0	7,837,810
1/01/12-1/31/12	0	N/A	0	7,837,810
2/01/12-2/28/12	0	N/A	0	7,837,810
3/01/12-3/31/12	0	N/A	0	7,837,810
4/01/12-4/30/12	0	N/A	0	7,837,810

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2012 plan year is 7,837,810.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: June 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: June 18, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 18, 2012

*	Print name and title of each signing officer under his or her signature.